Financial Assets - Summary of Loans (Detail)		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Loans		¥ 660,978,000,000		¥ 611,638,000,000
Impairment charge of loans		275,000,000		2,718,000,000		¥ 0
Net value	[1]	658,535,000,000		608,920,000,000
Impairment [member]
Disclosure of financial assets [line items]
Impairment charge of loans		(2,443,000,000)	$ (2,443)	(2,718,000,000)	$ (2,718)
Policy loans [member]
Disclosure of financial assets [line items]
Loans	[2]	200,730,000,000		174,872,000,000
Other loans [member]
Disclosure of financial assets [line items]
Loans		¥ 460,248,000,000		¥ 436,766,000,000

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[2]	As at 31 December 2020, maturities of policy loans were within 6 months (as at 31 December 2019: same).